INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
Intangible Assets and Unfavorable Lease

Intangible assets and unfavorable lease as of December 31 are as follows:

	2011	2012
Intangible assets, original cost –
Favorable lease agreements	441,682	451,337
Franchise agreements	49,574	49,574
Customer relationship	7,073	7,073
Brand	684,300	684,300
Purchased software	30,246	40,772

	1,212,875	1,233,056

Less: Accumulated amortization –
Favorable lease agreements	(21,462)	(51,886)
Franchise agreements	(2,328)	(8,424)
Customer relationship	(461)	(2,215)
Purchased software	(14,172)	(21,112)

	(38,423)	(83,637)

Intangible assets, net	1,174,452	1,149,419

Unfavorable lease liability –

	2011	2012

Unfavorable lease agreements, original cost	410,381	416,612
Less: Accumulated amortization	(13,607)	(46,064)

Unfavorable lease liability, net	396,774	370,548

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability

	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2013	43,523	(32,922)	10,601
2014	41,987	(32,919)	9,068
2015	40,234	(32,919)	7,315
2016	38,658	(32,827)	5,831
2017	35,573	(32,493)	3,080

	199,975	(164,080)	35,985